AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2017

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.__

[X]	Post-Effective Amendment No. 95

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]	Amendment No. 97

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on December 29, 2017 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date] pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 92 to its Registration Statement until December 29, 2017.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 92 under the Securities Act of 1933 and No. 94 under the Investment Company Act of 1940, filed on October 27, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 21st day of December, 2017.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia	President, CEO and Chairman of the Board of Trustees
Bruce E. Ventimiglia	Title

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	December 21, 2017
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	December 21, 2017
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	December 21, 2017
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	December 21 2017
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	December 21, 2017
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	December 21, 2017

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact